Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Memorial Production Partners LP
Entity Central Index Key	0001521847
Document Type	8-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false